NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Payments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
2013	$ 15,173	94,528
2014	12,644	78,771
2015	11,604	72,294
2016	9,560	59,559
2017	$ 3,278	20,425